Equity Incentive Plan	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity Incentive Plan

9. Equity Incentive Plan

In 2019, the Company terminated the 2010 Stock Incentive Plan (the 2010 Plan) and adopted the 2019 Equity Incentive Plan (the 2019 Plan, and together with 2010 Plan, the Prior Plans) for the purpose of providing incentive and non-statutory stock options to employees, directors and certain non-employees.

In September 2020, the Company adopted the 2020 Equity Incentive Plan (the 2020 Plan, and together with the Prior Plans, the Plans), which became effective in connection with the IPO. As a result, the Company may not grant any additional awards under the Prior Plans. The Prior Plans will continue to govern outstanding equity awards previously granted thereunder. The Company has initially reserved 3,665,000 shares of common stock for the issuance of awards under the 2020 Plan. In addition, the number of shares of common stock available under the 2020 Plan will automatically increase on the first day of each fiscal year, commencing January 2021, and continuing until (and including) the fiscal year ending December 31, 2030, with such annual increase equal to an amount equal to the lesser of (i) 4% of the number of shares of common stock issued and outstanding on December 31 of the immediately preceding calendar year, and (ii) an amount determined by the Company’s board of directors.

Options under the 2020 Plan have a contractual term of 10 years. The exercise price of an option shall not be less than 100% of the fair market value of the shares on the date of grant.

Stock Options

A summary of the Company’s stock option activity under the Plans is set forth below (in thousands, except exercise price and remaining contractual life data):

	Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Terms (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2019	3,757	$3.95	7.81	$8,618
Granted	1,542	$11.31
Exercised	(419)	$2.86
Forfeited and expired	(117)	$7.28
Balance as of December 31, 2020	4,763	$6.35	7.71	$240,504
Exercisable as of December 31, 2020	1,591	$3.89	6.40	$84,226

The weighted average grant date fair value of options granted to employees was $7.97, $2.77 and $1.90 per share during the years ended December 31, 2020, 2019 and 2018, respectively. The total intrinsic value of options exercised during the years ended December 31, 2020, 2019 and 2018 was $8.2 million, $0.2 million and $0.1 million, respectively. The intrinsic value is the difference between the estimated fair value of the Company’s common stock at the time of exercise and the exercise price of the stock option.

The total fair value of options that vested during the years ended December 31, 2020, 2019 and 2018 was $3.3 million, $0.7 million and $0.7 million, respectively. As of December 31, 2020, the total unrecognized stock-based compensation expense related to the stock options, excluding stock options with market and performance conditions, was $6.2 million, which will be recognized over a weighted-average period of approximately 1.32 years.

Stock Options with Performance and Market Conditions

During the years ended December 31, 2020, 2019 and 2018, the Company granted 504,000, 632,000 and 321,000 shares of stock options with performance and market-based conditions to employees and executive officers. The options vest over the requisite service period if the Company achieves both (i) a performance condition tied to a liquidity event, which includes the effectiveness of an IPO, and (ii) certain market conditions, provided the optionee is providing services on the date of the event. In February 2020, the Company modified the market conditions, which resulted in a new grant date fair value for 1,457,000 stock options with performance and market-based conditions as of the modification date. As of December 31, 2020, 1,933,000 shares of these stock options were outstanding.

For the year ended December 31, 2020, the Company recorded cumulative stock-based compensation expense of $18.5 million related to all outstanding stock options with performance and market-based vesting conditions as the performance vesting condition was satisfied upon the closing of the IPO. As of December 31, 2020, 152,000 shares of these options were fully vested. Unamortized stock-based compensation expense amounted to $4.8 million as of December 31, 2020, which the Company expects to recognize over an estimated weighted-average period of 0.29 years.

Stock Option Valuation Assumptions

The fair value of each stock option grant is estimated on the date of grant using the following assumptions for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
Expected term (in years)	5.06 – 10.00	4.97 – 5.05	4.78 – 4.98
Expected volatility	52.1% – 62.7%	49.3% – 50.9%	48.4% – 48.8%
Risk-free interest rate	0.35% – 1.54%	1.57% – 2.48%	2.65% – 3.02%
Dividend yield	0%	0%	0%

Restricted Stock

The Company issues RSUs and PSUs, both of which are considered restricted stock. The Company grants restricted stock pursuant to the 2020 Plan and satisfies such grants through the issuance of new shares. RSUs are share awards that, upon vesting, will deliver to the holder shares of our common stock. The PSUs vest over the requisite service period if the Company achieves specified revenue targets. The PSUs vest in a range between 0% and 200% of the units approved based on the performance relative to specified revenue targets.

Restricted stock activity was as follows (in thousands, except per share amounts):

	Restricted Stock Units	Performance Stock Units	Weighted-Average Grant Date Fair Value Per Share
	(RSU)	(PSU)	RSU	PSU
Outstanding as of December 31, 2019	—	—	—	—
Granted	49	25	$50.69	$52.55
Vested	(5)	—	$(43.26)	—
Outstanding as of December 31, 2020	44	25

The total grant date fair value of RSUs vested for the year ended December 31, 2020 was $0.2 million. There were no RSUs granted prior to 2020. As of December 31, 2020, the total unrecognized stock-based compensation expense related to the RSUs was $2.2 million, which will be recognized over a weighted-average period of approximately 3.12 years.

As of December 31, 2020, the achievement of the performance goal for PSUs was not considered probable. As a result, no associated expense was recognized during the year ended December 31, 2020. There were no PSUs granted prior to 2020. The total unrecognized stock-based compensation expense related to the PSUs was $1.3 million as of December 31, 2020.

Employees Stock Purchase Plan (ESPP)

In September 2020, the Company adopted the Employee Stock Purchase Plan (ESPP). The Company has initially reserved 687,000 shares of common stock for purchase under the ESPP. In addition, the number of shares of common stock available for issuance under the ESPP will automatically increase on the first day of each fiscal year, commencing January 2021 and continuing until (and including) the fiscal year ending December 31, 2030, with such annual increase equal to the lesser of (i) 687,000 shares, (ii) 1% of the number of common stock issued and outstanding on December 31 of the immediately preceding fiscal year, and (iii) an amount determined by the Company’s board of directors.

Subject to any limitations contained therein, the ESPP allows eligible participants to contribute, through payroll deductions, up to 15% of their eligible compensation to purchase the Company’s common stock at a purchase price equal to 85% of the fair market value of the common stock on the first day of the offering period or purchase date, whichever is lower. The ESPP generally provides for consecutive 6-month offering periods. The initial offering period began on September 15, 2020 and ran through February 26, 2021.

The fair value of the stock purchase rights under the ESPP is estimated using the Black-Scholes option pricing model. For the year ended December 31, 2020, the grant date fair value was $8.00 and estimated using the following assumptions:

Expected term (in years)	0.42
Expected volatility	57.0%
Risk-free interest rate	0.12%
Dividend yield	0%

The ESPP commenced in September 2020. No shares of common stock were purchased pursuant to the ESPP in 2020. As of December 31, 2020, the total unrecognized stock-based compensation expense related to the ESPP was $0.2 million, which will be recognized over a weighted-average period of approximately 0.17 years.

Stock-based Compensation Expense

The following table sets forth stock-based compensation expense included in the Company’s statements of operations (in thousands):

	Years Ended December 31,
	2020	2019	2018
Cost of revenue	$255	$5	$14
Research and development	4,615	328	234
Sales and marketing	4,423	172	176
General and administrative	12,146	378	364
Total stock-based compensation expense	21,439	883	788